Impairment loss (Details) $ in Thousands			12 Months Ended
	Jan. 19, 2024 USD ($)	Dec. 22, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / Ounce	Dec. 31, 2022 USD ($) $ / Ounce
Statement Line Items [Line Items]
Proportion of ownership interst in project			100.00%
Impairment loss			$ 34,101	$ 145,903
Berg Property
Statement Line Items [Line Items]
Proportion of ownership interst in project		100.00%
Compensation from third parties for items of property, plant and equipment that were given up		$ 1,500
Berg Property | Classification of assets as held for sale
Statement Line Items [Line Items]
Impairment	$ 4,100
Kemess Project
Statement Line Items [Line Items]
Impairment loss			$ 30,000	145,900
Impairment loss (reversal of impairment loss) recognised in profit or loss, net of tax				$ 138,200
Minimum
Statement Line Items [Line Items]
Gold and silver mineral reserves, per in-site gold equivalent ounce | $ / Ounce			19.30	12.10
Copper mineral reserves, per in-site gold equivalent ounce | $ / Ounce			6.00	4.00
Maximum
Statement Line Items [Line Items]
Gold and silver mineral reserves, per in-site gold equivalent ounce | $ / Ounce			32.50	22.40
Copper mineral reserves, per in-site gold equivalent ounce | $ / Ounce			6.20	6.60